Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Comprehensive Income Net Of Tax [Abstract]
Net income		$ 4,722	$ 5,401	$ 8,554
Other comprehensive (loss) income:
Gross unrealized holding (loss) gain on securities available for sale, net of income taxes of $34, $2, and ($55), respectively		(49)	(2)	80
Reclassification adjustment for net realized gains on securities available for sale, net of income taxes of $35, $29, and $42, respectively	[1]	(50)	(43)	(60)
Benefit plan (loss) gain, net of income taxes of $31, ($448), and $152, respectively		(46)	647	(219)
Benefit plan amortization, net of income taxes of ($3), ($35), and ($23), respectively	[2]	6	51	33
Total other comprehensive (loss) income		(139)	653	(166)
Total comprehensive income		$ 4,583	$ 6,054	$ 8,388

[1]	Net realized gain and related income taxes are included in the consolidated statements of income within the gain on sale of securities and income taxes lines, respectively.
[2]	Benefit plan amounts represent the amortization of past service cost and unrecognized net loss; such amounts are included in the consolidated statements of income within the directors’ compensation line. The related income tax amounts are included in income taxes.